UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P Mid Cap 400® Index Fund (Initial Class)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2014

Sector	Percentage of Fund Investments
Basic Materials	4.60%
Communications	4.56%
Consumer, Cyclical	11.88%
Consumer, Non-cyclical	17.12%
Energy	5.02%
Financial	20.39%
Industrial	18.02%
Technology	8.87%
Utilities	4.62%
Short Term Investments	4.92%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)

Actual	$1,000.00	$1,072.00	$3.11

Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.03

*Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials — 4.65%
25,388	Albemarle Corp	$1,815,243
23,084	Ashland Inc	2,510,154
19,159	Cabot Corp	1,111,031
16,981	Carpenter Technology Corp	1,074,048
49,029	Cliffs Natural Resources Inc (a)	737,887
37,676	Commercial Metals Co	652,172
10,735	Compass Minerals International Inc	1,027,769
11,420	Cytec Industries Inc	1,203,896
20,824	Domtar Corp	892,308
10,819	Minerals Technologies Inc	709,510
3,574	NewMarket Corp	1,401,401
24,335	Olin Corp	655,098
30,135	PolyOne Corp	1,269,889
13,454	Rayonier Advanced Materials Inc (b)	521,369
24,768	Reliance Steel & Aluminum Co	1,825,649
20,813	Royal Gold Inc	1,584,286
42,518	RPM International Inc	1,963,481
15,593	Sensient Technologies Corp	868,842
71,294	Steel Dynamics Inc	1,279,727
24,752	Valspar Corp	1,885,855
		24,989,615

Communications — 4.61%
17,523	ADTRAN Inc	395,319
18,952	AMC Networks Inc Class A (b)	1,165,358
25,430	AOL Inc (b)	1,011,860
37,336	ARRIS Group Inc (b)	1,214,540
33,738	Ciena Corp (b)	730,765
19,799	Conversant Inc (b)	502,894
15,751	Equinix Inc (b)(c)	3,309,127
12,719	FactSet Research Systems Inc (a)	1,529,841
42,698	Fortinet Inc (b)	1,073,001
13,171	InterDigital Inc	629,574
74,763	JDS Uniphase Corp (b)	932,295
14,891	John Wiley & Sons Inc Class A	902,246
27,258	Knowles Corp (b)	837,911
20,949	Lamar Advertising Co Class A	1,110,297
12,014	Meredith Corp	580,997
18,752	NeuStar Inc Class A (a)(b)	487,927
40,443	New York Times Co Class A	615,138
13,675	Plantronics Inc	657,084
42,349	Polycom Inc (b)	530,633
37,197	Rackspace Hosting Inc (b)	1,252,051
90,716	RF Micro Devices Inc (b)	869,966
31,743	Telephone & Data Systems Inc	828,810
47,628	TIBCO Software Inc (b)	960,657
35,429	Time Inc	858,090
43,993	TW Telecom Inc (b)	1,773,358
		24,759,739

Shares		Fair Value
Consumer, Cyclical — 12.00%
23,291	Abercrombie & Fitch Co Class A	$1,007,336
23,250	Advance Auto Parts Inc (c)	3,136,890
21,917	Alaska Air Group Inc	2,083,211
52,907	American Eagle Outfitters Inc	593,617
14,471	Ann Inc (b)	595,337
31,906	Arrow Electronics Inc (b)	1,927,441
41,468	Ascena Retail Group Inc (b)	709,103
12,542	Bally Technologies Inc (b)	824,260
17,721	Big Lots Inc (b)	809,850
20,828	Brinker International Inc	1,013,282
29,598	Brunswick Corp	1,246,964
14,907	Cabela's Inc Class A (b)	930,197
16,911	Carter's Inc	1,165,675
14,973	Cheesecake Factory Inc	695,047
48,976	Chico's FAS Inc	830,633
33,272	Cinemark Holdings Inc	1,176,498
35,815	Copart Inc (b)	1,287,907
24,270	CST Brands Inc	837,315
11,098	Deckers Outdoor Corp (b)	958,090
31,701	Dick's Sporting Goods Inc	1,475,999
17,816	Domino's Pizza Inc	1,302,171
23,119	DreamWorks Animation SKG Inc Class A (a)(b)	537,748
46,817	Foot Locker Inc	2,374,558
18,607	Guess? Inc	502,389
31,724	Hanesbrands Inc (c)	3,122,911
19,121	Herman Miller Inc	578,219
13,852	HNI Corp	541,752
10,426	HSN Inc	617,636
49,383	Ingram Micro Inc Class A (b)	1,442,477
77,288	International Game Technology	1,229,652
9,193	International Speedway Corp Class A	305,943
97,677	JC Penney Co Inc (a)(b)	883,977
72,661	JetBlue Airways Corp (b)	788,372
40,249	Kate Spade & Co (b)	1,535,097
28,942	KB Home (a)	540,637
11,972	Life Time Fitness Inc (b)	583,515
96,095	LKQ Corp (b)	2,564,776
11,604	MDC Holdings Inc	351,485
15,097	MSC Industrial Direct Co Inc Class A	1,443,877
1,314	NVR Inc (b)	1,511,888
155,718	Office Depot Inc (b)	886,035
26,875	Oshkosh Corp	1,492,369
19,709	Owens & Minor Inc	669,712
8,418	Panera Bread Co Class A (b)	1,261,269
20,951	Polaris Industries Inc (c)	2,728,658
25,577	Signet Jewelers Ltd (c)	2,828,560
19,431	Tempur Sealy International Inc (b)	1,160,031
14,350	Thor Industries Inc	816,084

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
	Consumer, Cyclical — (Continued)
51,054	Toll Brothers Inc (b)	$1,883,893
8,438	Watsco Inc	867,089
83,976	Wendy's Co	716,315
27,997	Williams-Sonoma Inc	2,009,625
22,469	World Fuel Services Corp	1,106,149
		64,489,521

Consumer, Non-cyclical — 17.29%
22,993	Aaron's Inc	819,471
22,933	Align Technology Inc (b)	1,285,165
31,782	Apollo Education Group Inc Class A (b)	993,188
6,444	Bio-Rad Laboratories Inc Class A (b)	771,411
14,979	Charles River Laboratories International Inc (b)	801,676
43,294	Church & Dwight Co Inc (c)	3,028,415
34,072	Civeo Corp (b)	852,822
36,239	Community Health Systems Inc (b)	1,644,163
31,773	Convergys Corp	681,213
15,273	Cooper Cos Inc	2,069,950
29,202	CoreLogic Inc (b)	886,573
10,795	Corporate Executive Board Co	736,435
18,080	Covance Inc (b)	1,547,286
23,888	Cubist Pharmaceuticals Inc (b)	1,667,860
29,184	Dean Foods Co	513,347
15,736	Deluxe Corp	921,815
17,766	DeVry Education Group Inc	752,212
44,558	Endo International PLC (b)(c)	3,119,951
56,066	Flowers Foods Inc	1,181,871
12,430	FTI Consulting Inc (b)	470,103
28,779	Gartner Inc Class A (b)	2,029,495
22,578	Global Payments Inc	1,644,807
15,939	Hain Celestial Group Inc (b)	1,414,427
25,654	Health Net Inc (b)	1,065,667
27,231	Henry Schein Inc (b)(c)	3,231,503
18,458	Hill-Rom Holdings Inc	766,192
39,130	Hillshire Brands Co	2,437,799
26,660	HMS Holdings Corp (b)	544,131
87,582	Hologic Inc (b)	2,220,204
16,467	IDEXX Laboratories Inc (b)	2,199,497
23,794	Ingredion Inc	1,785,502
38,307	Jarden Corp (b)	2,273,521
6,171	Lancaster Colony Corp	587,232
20,724	Leidos Holdings Inc	794,558
14,146	LifePoint Hospitals Inc (b)	878,467
44,415	Live Nation Entertainment Inc (b)	1,096,606
18,603	Mallinckrodt PLC (a)(b)	1,488,612
25,391	Manpowergroup Inc	2,154,426
31,692	MEDNAX Inc (b)	1,842,890
31,850	Omnicare Inc	2,120,255

Shares		Fair Value
Consumer, Non-cyclical — (Continued)
13,735	Post Holdings Inc (b)	$699,249
16,290	Rent-A-Center Inc	467,197
44,706	ResMed Inc (a)	2,263,465
20,675	Rollins Inc	620,250
63,468	RR Donnelley & Sons Co	1,076,417
20,207	Salix Pharmaceuticals Ltd (b)	2,492,533
14,129	Scotts Miracle-Gro Co Class A	803,375
45,498	SEI Investments Co	1,490,969
67,909	Service Corp International	1,407,075
17,675	Sirona Dental Systems Inc (b)	1,457,481
21,371	Sotheby's	897,368
18,881	STERIS Corp	1,009,756
60,540	SUPERVALU Inc (b)	497,639
10,327	Techne Corp	955,970
13,175	Teleflex Inc	1,391,280
17,804	Thoratec Corp (b)	620,647
6,053	Tootsie Roll Industries Inc	178,200
20,473	Towers Watson & Co Class A	2,133,901
16,046	Tupperware Brands Corp	1,343,050
15,782	United Natural Foods Inc (b)	1,027,408
30,925	United Rentals Inc (b)(c)	3,238,775
14,122	United Therapeutics Corp (b)	1,249,656
7,156	Universal Corp	396,085
28,628	Universal Health Services Inc Class B (c)	2,741,417
27,622	VCA Antech Inc (b)	969,256
14,026	WellCare Health Plans Inc (b)	1,047,181
12,446	WEX Inc (b)	1,306,457
55,444	WhiteWave Foods Co Class A (b)	1,794,722
		92,897,497

Energy — 5.07%
18,527	Atwood Oceanics Inc (b)	972,297
16,060	Bill Barrett Corp (b)	430,087
6,189	CARBO Ceramics Inc	953,849
24,383	Dresser-Rand Group Inc (b)	1,553,928
12,999	Dril-Quip Inc (b)	1,420,011
23,211	Energen Corp	2,062,994
27,197	Gulfport Energy Corp (b)	1,707,972
31,585	Helix Energy Solutions Group Inc (b)	831,001
63,420	HollyFrontier Corp (c)	2,770,820
14,377	Murphy USA Inc	702,891
33,998	Now Inc (b)	1,231,067
34,505	Oceaneering International Inc (c)	2,695,876
17,036	Oil States International Inc (b)	1,091,837
46,092	Patterson-UTI Energy Inc	1,610,454
19,539	Rosetta Resources Inc (b)	1,071,714
21,421	SM Energy Co	1,801,506
49,912	Superior Energy Services Inc	1,803,820
14,031	Unit Corp (b)	965,754

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Energy — (Continued)
64,521	WPX Energy Inc (b)	$1,542,697
		27,220,575

Financial — 20.59%
13,794	Alexander & Baldwin Inc	571,761
22,880	Alexandria Real Estate Equities Inc REIT	1,776,403
5,248	Alleghany Corp (b)	2,299,254
33,510	American Campus Communities Inc REIT	1,281,422
22,909	American Financial Group Inc	1,364,460
49,958	Arthur J Gallagher & Co	2,328,043
20,893	Aspen Insurance Holdings Ltd	948,960
50,036	Associated Banc-Corp	904,651
25,847	Astoria Financial Corp	347,642
26,191	BancorpSouth Inc	643,513
14,283	Bank of Hawaii Corp	838,269
61,588	BioMed Realty Trust Inc REIT	1,344,466
37,050	Brown & Brown Inc	1,137,806
27,268	Camden Property Trust REIT	1,940,118
23,022	Cathay General Bancorp	588,442
27,023	CBOE Holdings Inc	1,329,802
15,221	City National Corp	1,153,143
26,094	Commerce Bancshares Inc	1,213,371
28,062	Corporate Office Properties Trust REIT	780,404
37,094	Corrections Corp of America REIT	1,218,538
16,901	Cullen/Frost Bankers Inc	1,342,277
104,413	Duke Realty Corp REIT	1,896,140
45,741	East West Bancorp Inc	1,600,478
38,493	Eaton Vance Corp	1,454,651
19,886	Equity One Inc REIT	469,111
14,715	Everest Re Group Ltd	2,361,610
35,132	Extra Space Storage Inc REIT	1,870,779
21,312	Federal Realty Investment Trust REIT (c)	2,577,047
30,236	Federated Investors Inc Class B	934,897
34,027	First American Financial Corp	945,610
73,579	First Horizon National Corp	872,647
113,317	First Niagara Financial Group Inc	990,391
52,587	FirstMerit Corp	1,038,593
61,430	Fulton Financial Corp	761,118
25,566	Hancock Holding Co	902,991
13,670	Hanover Insurance Group Inc	863,261
31,894	HCC Insurance Holdings Inc	1,560,892
28,784	Highwoods Properties Inc REIT	1,207,489
18,261	Home Properties Inc REIT	1,167,974
47,824	Hospitality Properties Trust REIT	1,453,850
17,518	International Bancshares Corp	472,986
48,667	Janus Capital Group Inc	607,364

Shares		Fair Value
Financial — (Continued)
14,211	Jones Lang LaSalle Inc	$1,796,128
16,423	Kemper Corp	605,352
26,231	Kilroy Realty Corp REIT	1,633,667
32,966	LaSalle Hotel Properties REIT	1,163,370
46,809	Liberty Property Trust REIT	1,775,465
27,537	Mack-Cali Realty Corp REIT	591,495
11,040	Mercury General Corp	519,322
23,944	Mid-America Apartment Communities Inc REIT	1,749,109
39,006	National Retail Properties Inc REIT (a)	1,450,633
141,056	New York Community Bancorp Inc (a)	2,254,075
77,463	Old Republic International Corp	1,281,238
39,713	Omega Healthcare Investors Inc REIT (a)	1,463,821
30,544	PacWest Bancorp	1,318,585
13,162	Potlatch Corp REIT	544,907
17,633	Primerica Inc	843,739
19,071	Prosperity Bancshares Inc	1,193,845
25,134	Protective Life Corp	1,742,540
39,523	Raymond James Financial Inc	2,005,002
40,364	Rayonier Inc REIT	1,434,940
70,001	Realty Income Corp REIT (a)(c)	3,109,444
29,501	Regency Centers Corp REIT	1,642,616
22,041	Reinsurance Group of America Inc	1,739,035
12,944	RenaissanceRe Holdings Ltd	1,385,008
64,121	Senior Housing Properties Trust REIT	1,557,499
15,893	Signature Bank (b)	2,005,379
30,296	SL Green Realty Corp REIT (c)	3,314,685
135,991	SLM Corp	1,130,085
13,688	StanCorp Financial Group Inc	876,032
15,822	SVB Financial Group (b)	1,845,162
44,201	Synovus Financial Corp	1,077,620
20,121	Taubman Centers Inc REIT	1,525,373
52,986	TCF Financial Corp	867,381
21,861	Trustmark Corp	539,748
80,232	UDR Inc REIT	2,297,042
54,257	Umpqua Holdings Corp	972,285
64,343	Valley National Bancorp (a)	637,639
27,085	Waddell & Reed Financial Inc Class A	1,695,250
32,913	Washington Federal Inc	738,239
49,897	Washington Prime Group Inc REIT (b)	935,070
28,130	Webster Financial Corp	887,220
35,743	Weingarten Realty Investors REIT	1,173,800
8,205	Westamerica Bancorporation	428,957
33,281	WR Berkley Corp	1,541,243
		110,651,669

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Industrial — 18.20%
13,749	Acuity Brands Inc	$1,900,799
31,717	AECOM Technology Corp (b)	1,021,287
27,834	AGCO Corp	1,564,828
10,171	Alliant Techsystems Inc	1,362,100
24,532	AO Smith Corp	1,216,297
20,946	AptarGroup Inc	1,403,591
44,138	Avnet Inc	1,955,755
31,500	B/E Aerospace Inc (b)(c)	2,913,435
13,845	Belden Inc	1,082,125
20,334	Carlisle Cos Inc	1,761,331
16,157	CLARCOR Inc	999,310
17,703	Clean Harbors Inc (b)	1,137,418
17,760	Con-way Inc	895,282
15,716	Crane Co	1,168,642
41,927	Donaldson Co Inc	1,774,351
15,971	Eagle Materials Inc	1,505,746
19,659	Energizer Holdings Inc	2,398,988
10,185	Esterline Technologies Corp (b)	1,172,497
60,648	Exelis Inc	1,029,803
13,502	FEI Co	1,225,036
52,850	Fortune Brands Home & Security Inc	2,110,301
14,374	GATX Corp	962,196
16,265	Genesee & Wyoming Inc Class A (b)	1,707,825
46,563	Gentex Corp	1,354,518
18,984	Graco Inc	1,482,271
11,145	Granite Construction Inc	400,997
9,272	Greif Inc Class A	505,880
26,106	Harsco Corp	695,203
17,200	Hubbell Inc Class B	2,118,180
15,618	Huntington Ingalls Industries Inc Class A	1,477,307
25,822	IDEX Corp	2,084,868
11,965	Itron Inc (b)	485,181
29,230	ITT Corp	1,405,963
29,180	JB Hunt Transport Services Inc	2,152,900
47,375	KBR Inc	1,129,894
25,151	Kennametal Inc	1,163,988
18,167	Kirby Corp (b)	2,128,082
14,588	Landstar System Inc	933,632
14,397	Lennox International Inc	1,289,539
25,862	Lincoln Electric Holdings Inc	1,807,237
43,986	Louisiana-Pacific Corp (b)	660,670
14,735	Martin Marietta Materials Inc (a)	1,945,757
9,376	Mettler-Toledo International Inc (b)	2,373,816
9,915	MSA Safety Inc	569,914
31,283	National Instruments Corp	1,013,256
19,334	Nordson Corp	1,550,393
22,323	Old Dominion Freight Line Inc (b)	1,421,529
31,333	Packaging Corp of America	2,239,996

Shares		Fair Value
Industrial — (Continued)
14,352	Regal-Beloit Corp	$1,127,493
22,869	Rock-Tenn Co Class A	2,414,738
13,671	Silgan Holdings Inc	694,760
32,694	Sonoco Products Co	1,436,247
14,056	SPX Corp	1,521,000
12,214	Tech Data Corp (b)	763,619
35,368	Terex Corp	1,453,625
15,880	Tidewater Inc	891,662
24,440	Timken Co	1,658,010
82,814	Trimble Navigation Ltd (b)(c)	3,059,977
49,482	Trinity Industries Inc	2,163,353
16,792	Triumph Group Inc	1,172,417
22,444	URS Corp	1,029,057
8,579	Valmont Industries Inc	1,303,579
42,553	Vishay Intertechnology Inc	659,146
30,622	Wabtec Corp	2,529,071
39,469	Waste Connections Inc	1,916,220
14,521	Werner Enterprises Inc	384,952
18,878	Woodward Inc	947,298
16,545	Worthington Industries Inc	712,097
16,120	Zebra Technologies Corp Class A (b)	1,326,998
		97,825,233

Technology — 8.96%
32,281	3D Systems Corp (a)(b)	1,930,404
11,939	ACI Worldwide Inc (b)	666,554
23,498	Acxiom Corp (b)	509,672
205,940	Advanced Micro Devices Inc (a)(b)	862,889
12,648	Advent Software Inc	411,945
49,444	Allscripts Healthcare Solutions Inc (b)	793,576
29,520	ANSYS Inc (b)	2,238,206
136,150	Atmel Corp (b)	1,275,726
38,175	Broadridge Financial Solutions Inc ADR	1,589,607
92,408	Cadence Design Systems Inc (b)	1,616,216
13,829	CommVault Systems Inc (b)	679,972
70,081	Compuware Corp	700,109
15,202	Concur Technologies Inc (b)	1,418,955
38,797	Cree Inc (b)	1,937,910
43,989	Cypress Semiconductor Corp	479,920
19,919	Diebold Inc	800,146
11,016	DST Systems Inc	1,015,345
11,295	Fair Isaac Corp	720,169
39,005	Fairchild Semiconductor International Inc (b)	608,478
34,914	Informatica Corp (b)	1,244,684
43,192	Integrated Device Technology Inc (b)	667,748
22,243	International Rectifier Corp (b)	620,580
40,231	Intersil Corp Class A	601,453

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Technology — (Continued)
27,312	Jack Henry & Associates Inc	$1,623,152
19,347	Lexmark International Inc Class A	931,752
31,312	Mentor Graphics Corp	675,400
24,065	MICROS Systems Inc (b)	1,634,014
37,246	MSCI Inc Class A (b)	1,707,729
53,212	NCR Corp (b)	1,867,209
37,729	PTC Inc (b)	1,463,885
51,051	Riverbed Technology Inc (b)	1,053,182
30,451	Rovi Corp (b)	729,606
12,756	Science Applications International Corp	563,305
21,597	Semtech Corp (b)	564,762
12,707	Silicon Laboratories Inc (b)	625,820
60,273	Skyworks Solutions Inc (c)	`
20,952	SolarWinds Inc (b)	810,004
22,043	Solera Holdings Inc	1,480,187
78,543	SunEdison Inc (b)	1,775,072
49,186	Synopsys Inc (b)	1,909,401
62,045	Teradyne Inc	1,216,082
35,543	VeriFone Systems Inc (b)	1,306,205
		48,157,451

Utilities — 4.67%
35,407	Alliant Energy Corp	2,154,870
56,508	Aqua America Inc	1,481,640
31,998	Atmos Energy Corp	1,708,693
13,868	Black Hills Corp	851,357
18,814	Cleco Corp	1,109,085
49,198	Great Plains Energy Inc	1,321,950
32,542	Hawaiian Electric Industries Inc (a)	823,963
15,642	IDACORP Inc	904,577
60,423	MDU Resources Group Inc	2,120,847
26,740	National Fuel Gas Co	2,093,742
63,358	OGE Energy Corp	2,476,031
16,809	ONE Gas Inc	634,540
25,593	PNM Resources Inc	750,643
55,990	Questar Corp	1,388,552
36,651	UGI Corp	1,850,875
26,227	Vectren Corp	1,114,647
41,158	Westar Energy Inc	1,571,824
16,675	WGL Holdings Inc	718,693
		25,076,529

TOTAL COMMON STOCK - 96.04% (Cost $397,406,988)		$516,067,829

Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.58%
$8,500,000	Federal Home Loan Bank 0.00%, 07/01/2014	$8,500,000

U.S. Treasury Bonds and Notes — 0.18%
975,000	U.S. Treasury Bills(d)
	0.01%, 09/11/2014	974,980

Repurchase Agreements — 3.21%
4,096,967	Undivided interest of 10.51% in a repurchase agreement (principal amount/value $38,988,495 with a maturity value of $38,988,614) with TD Securities (USA) Inc, 0.11%, dated 6/30/14 to be repurchased at $4,096,967 on 7/1/14 collateralized by various U.S. Government Agency securities, 0.12% - 5.63%, 7/6/16 - 6/1/44, with a value of $39,768,265. (e)	4,096,967

2,606,564	Undivided interest of 18.34% in a repurchase agreement (principal amount/value $14,215,134 with a maturity value of $14,215,173) with Scotia Capital (USA) Inc, 0.10%, dated 6/30/14 to be repurchased at $2,606,564 on 7/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 12/26/14 - 5/15/44, with a value of $14,499,478. (e)	2,606,564

862,379	Undivided interest of 3.54% in a repurchase agreement (principal amount/value $24,564,145 with a maturity value of $24,564,206) with BMO Capital Markets Corp, 0.09%, dated 6/30/14 to be repurchased at $862,379 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 8.88%, 7/31/14 - 11/15/43, with a value of $25,055,447. (e)	862,379

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,096,967	Undivided interest of 4.55% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $4,096,967 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (e)	$4,096,967

4,096,967	Undivided interest of 6.03% in a repurchase agreement (principal amount/value $67,918,181 with a maturity value of $67,918,351) with JP Morgan Securities, 0.09%, dated 6/30/14 to be repurchased at $4,096,967 on 7/1/14 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.73%, 1/1/23 - 7/1/44, with a value of $69,277,075. (e)	4,096,967

1,490,403	Undivided interest of 6.29% in a repurchase agreement (principal amount/value $23,699,731 with a maturity value of $23,699,790) with Scotia Capital (USA) Inc, 0.09%, dated 6/30/14 to be repurchased at $1,490,403 on 7/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.38%, 7/2/14 – 11/15/43, with a value of $24,173,787. (e)	1,490,403
		17,250,247

TOTAL SHORT TERM INVESTMENTS — 4.97% (Cost $26,725,227)		26,725,227

TOTAL INVESTMENTS — 101.01% (Cost $424,132,215)		542,793,056
OTHER ASSETS & LIABILITIES, NET — (1.01)%		(5,434,514)
TOTAL NET ASSETS — 100.00%		537,358,542

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

(a)	All or a portion of the security is on loan at June 30, 2014.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
S&P Mid 400® Emini Long Futures	147	USD	$21,010,710	September 2014	$249,528

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund

ASSETS:
Investments in securities, fair value (including $16,781,017 of securities on loan)(a)	$525,542,809
Repurchase agreements, fair value(b)	17,250,247
Cash	6,193,720
Subscriptions receivable	1,260,056
Receivable for investments sold	7,228,516
Variation margin on futures contracts	73,133
Dividends receivable	415,229
Total Assets	557,963,710

LIABILITIES:
Payable to investment adviser	268,324
Payable upon return of securities loaned	17,250,247
Redemptions payable	841,102
Payable for investments purchased	2,245,495
Total Liabilities	20,605,168

NET ASSETS	$537,358,542

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,568,219
Paid-in capital in excess of par	400,728,365
Net unrealized appreciation on investments and futures contracts	118,910,369
Undistributed net investment income	156,756
Accumulated net realized gain on investments and futures contracts	13,994,833

NET ASSETS	$537,358,542

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	35,682,190

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$15.06

(a) Cost of investments	$406,881,968
(b) Cost of repurchase agreements	$17,250,247

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund

INVESTMENT INCOME:
Interest	$720
Income from securities lending	99,497
Dividends	3,409,644
Total Income	3,509,861

EXPENSES:
Management fees	1,418,299
Total Expenses	1,418,299

NET INVESTMENT INCOME	2,091,562

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	10,201,758
Net realized gain on futures contracts	940,848
Net Realized Gain on Investments	11,142,606

Net change in unrealized appreciation on investments	22,420,409
Net change in unrealized depreciation on futures contracts	(44,331)
Net Change in Unrealized Appreciation on Investments	22,376,078

Net Realized and Unrealized Gain on Investments and Futures Contracts	33,518,684

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,610,246

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West S&P Mid Cap 400® Index Fund

OPERATIONS:
Net investment income	$2,091,562	$3,405,511
Net realized gain on investments	11,142,606	12,579,032
Net change in unrealized appreciation on investments	22,376,078	80,659,313
Net Increase in Net Assets Resulting from Operations	35,610,246	96,643,856

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,934,806)	(5,987,286)
From net realized gains	–	(7,119,263)
Total Distributions	(1,934,806)	(13,106,549)

CAPITAL SHARE TRANSACTIONS:
Shares sold	120,394,451	180,046,266
Shares issued in reinvestment of distributions	1,934,806	13,106,549
Shares redeemed	(49,852,447)	(101,201,566)
Net Increase in Net Assets Resulting from Capital Share Transactions	72,476,810	91,951,249

Total Increase in Net Assets	106,152,250	175,488,556

NET ASSETS:
Beginning of period	431,206,292	255,717,736
End of period(a)	$537,358,542	$431,206,292

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	8,438,445	14,125,060
Shares issued in reinvestment of distributions	129,159	950,977
Shares redeemed	(3,465,732)	(7,803,528)
Net Increase	5,101,872	7,272,509

(a) Including undistributed net investment income:	$156,756	$0

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West S&P Mid Cap 400® Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$14.10	$10.97	$9.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)	0.13(b)	0.13(b)	0.07
Net realized and unrealized gain (loss)	0.95	3.45	1.50	(0.41)
Total From Investment Operations	1.01	3.58	1.63	(0.34)

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.21)	(0.16)	(0.07)
From net realized gains	–	(0.24)	(0.09)	–
Total Distributions	(0.05)	(0.45)	(0.25)	(0.07)

NET ASSET VALUE, END OF PERIOD	$15.06	$14.10	$10.97	$9.59

TOTAL RETURN(c)	7.20%(d)	32.71%	17.12%	(3.36%)(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$537,359	$431,206	$255,718	$112,715
Ratio of expenses to average net assets	0.06%(e)	0.60%	0.60%	0.60%(e)
Ratio of net investment income to average net assets	0.88%(e)	0.97%	1.24%	0.86%(e)
Portfolio turnover rate	9%(d)	13%	10%	16%(d)

(a)	The Fund's inception date was January 20, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Semi-Annual Report - June 30, 2014

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$504,427,828	$—	$—	$504,427,828
Foreign Common Stock	11,640,001	—	—	11,640,001
Short Term Investments	—	26,725,227	—	26,725,227
Total investments, at fair value	516,067,829	26,725,227	0	542,793,056
Other Financial Investments:
Futures Contracts (a)	249,528	—	—	249,528

Total Assets	$516,317,357	$26,725,227	$0	$543,042,584

(a)	Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at

Semi-Annual Report - June 30, 2014

least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund's U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 through 2013.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

Semi-Annual Report - June 30, 2014

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 100 futures contracts for the reporting period.

Valuation of derivative investments as of June 30, 2014 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$249,528(a)

(a) Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the period ended June 30, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$940,848	Net change in unrealized depreciation on futures contracts	$(44,331)

Semi-Annual Report - June 30, 2014

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation.  The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $104,085,980 and $40,803,411, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $424,484,271. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $127,440,634 and gross depreciation of investments in which there was an excess of tax cost over value of $9,131,849 resulting in net appreciation of $118,308,785.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $16,781,017 and received collateral of $17,250,247 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM, and Mellon Capital Management Corporation (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-year period ended December 31, 2013. The Board only assessed short-term performance due to the Fund’s inception in January 2011. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that the Fund underperformed its index for the annualized one-year period ended December 31, 2013 and was in the third quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the same period. The Board determined that underperformance relative to the index was primarily a result of the Fund’s expenses, as well as a result of large cash flows relative to the overall size of the Fund in 2013, and, therefore concluded it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were the highest in comparison to the contractual management fees of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was greater than the average and median management fee less estimated intermediary fees of its peer group of funds. The Board further noted that, with respect to the Fund’s total annual operating expense ratio, the Fund was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and greater than the average and median of its peer group and peer universe. The Board considered management’s representation that one of the eight funds in its peer group is not sold in distribution channels similar to the Fund’s and that the Fund compared more favorably relative to the other funds in the peer group.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014